UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

           Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   10/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011(Unaudited)
Shares		Value
	COMMON STOCK - 82.1%
	AIRLINES - 2.2%
10,000	Republic Airways Holdings, Inc. *	$ 26,000

	BANKS - 12.6%
2,100	Citigroup, Inc.	66,339
250	Goldman Sachs Group, Inc./The	27,388
3,000	Morgan Stanley	52,920
		146,647
	COMMERCIAL SERVICES - 1.3%
200	Weight Watchers International, Inc.	14,924

	COMPUTERS - 4.3%
2,500	Dell, Inc. *	39,525
400	Unisys Corp. *	10,396
		49,921
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
2,000	Nicholas Financial, Inc.	22,720

	ENGINEERING & CONSTRUCTION - 0.3%
230	Tutor Perini Corp.	3,342

	HEALTHCARE-SERVICES - 9.3%
5,570	Birner Dental Management Services, Inc.	94,913
5,000	RadNet, Inc. *	12,850
		107,763
	HOLDING COMPANIES-DIVERSIFIED - 1.3%
3,200	Resource America, Inc.	15,584

	INSURANCE - 16.8%
2,500	Berkshire Hathaway, Inc. *	194,650

	INTERNET - 0.5%
400	AOL, Inc. *	5,648

	MEDIA - 0.5%
1,800	Cambium Learning Group, Inc. *	5,940

	OIL & GAS - 8.6%
9,400	Harvest Natural Resources, Inc. *	100,298

	RETAIL - 4.5%
1,414	Aeropostale, Inc. *	19,315
1,852	American Eagle Outfitters, Inc.	24,317
25	Biglari Holdings, Inc. *	8,628
		52,260
	SOFTWARE - 7.0%
1,700	Microsoft Corp.	45,271
3,086	Versant Corp. *	35,952
		81,223
	TELECOMMUNICATIONS - 10.9%
1,650	BigBand Networks, Inc. *	3,696
30,000	MRV Communications, Inc. *	38,400
400	NeuStar, Inc. - Cl. A *	12,716
12,000	Telular Corp.	71,880
		126,692

	TOTAL COMMON STOCK (Cost - $1,018,171)	953,612

	REITS - 6.6%
2,806	General Growth Properties, Inc.	41,248
3,901	Winthrop Realty Trust	35,304
	TOTAL REITS (Cost - $67,267)	76,552

	EXCHANGE TRADED FUNDS - 2.4%
	EQUITY FUND - 1.1%
2,000	VelocityShares Daily Inverse VIX Short Term ETN *	13,120

	INVESTMENT COMPANIES - 1.3%
1,569	Fifth Street Finance Corp.	15,470

	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,260)	28,590

	SHORT-TERM INVESTMENTS - 7.9%
	MONEY MARKET FUND - 7.9%
30,430	Dreyfus Institutional Reserve Money Fund, 0.00% **	30,430
30,430	Dreyfus Treasury Prime Cash Management, 0.00% **	30,430
30,430	Milestone Treasury Obligations Portfolio, 0.01% **	30,430
	TOTAL SHORT-TERM INVESTMENTS (Cost - $91,290)	91,290

	TOTAL INVESTMENTS - 99.0% (Cost - $1,208,988)	$ 1,150,044
	OTHER ASSETS LESS LIABILITIES - 1.0%	11,600
	NET ASSETS - 100.0%	$ 1,161,644

REIT - Real Estate Investment Trust
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.

(a) Represents cost for financial purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	65,341
	Unrealized depreciation:	(124,286)
	Net unrealized depreciation:	(58,944)

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011(Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 953,612	$ -	$ -	$ 953,612
REITS	76,552	-	-	76,552
Exchange Traded Funds	28,590			28,590
Short-Term Investments	91,290			91,290
Total	$ 1,150,044	$ -	$ -	$ 1,150,044
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and Level 2 at the end of the reporting period.  It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industy classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/30/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/30/11